Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $19,194,650.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 19,194,650
Final Prospectus	true